Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Subject to possible redemption per share (in Dollars per share)	$ 10.65	$ 10.14	$ 10
Subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption shares issued	1,837,593	32,369,251	32,369,251
Ordinary shares subject to possible redemption shares outstanding	1,837,593	32,369,251	32,369,251
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, issued	9,122,313	1,030,000	1,030,000
Ordinary shares, outstanding	9,122,313	1,030,000	1,030,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	1	8,092,313	8,092,313
Ordinary shares, outstanding	1	8,092,313	8,092,313